Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Income Taxes [Line Items]
Tax on income before tax, impairment of investment in equity investee and share of equity investees' profits/(losses) at South African mining statutory rate	$ (83.7)		$ (338.7)		$ (648.4)		$ (366.1)
Rate adjustment to reflect company tax rates	74.3		17.8		239.2		62.7
South African mining tax formula rate adjustment	10.4		34.5		11.9		16.6
Valuation allowance raised against deferred tax assets							(8.3)
Reversal of valuation allowance previously raised against deferred tax assets	10.3	[1]	58.2	[1]	22.0	[1]	0.1	[1]
Non taxable income/non deductible expenditure	(197.6)	[2]	(116.1)	[2]	(199.0)	[2]	27.4	[2]
South African capital gains tax							(23.9)
Royalties							(71.6)	[3]
Deferred Tax Release On Reduction Of Tax Rate	61.3		73.7		9.1
Other	(8.8)		(21.3)		13.2		4.7
Income and mining tax expense	$ (133.8)		$ (291.9)		$ (552.0)		$ (358.4)
South Africa | Mining statutory rate
Income Taxes [Line Items]
Statutory income tax rate	43.00%		34.00%		43.00%		43.00%
South Africa | Non-mining income standard tax rate
Income Taxes [Line Items]
Statutory income tax rate	35.00%		28.00%		35.00%		35.00%
South Africa | Non-mining companies
Income Taxes [Line Items]
Statutory income tax rate	28.00%		28.00%		28.00%		28.00%
Ghana
Income Taxes [Line Items]
Statutory income tax rate	25.00%		35.00%		25.00%		25.00%
Australia
Income Taxes [Line Items]
Statutory income tax rate	30.00%		30.00%		30.00%		30.00%
Peru
Income Taxes [Line Items]
Statutory income tax rate	35.60%		30.00%		30.00%		35.60%

[1]	During fiscal year ended December 31, 2012, the Group reversed a portion of the valuation allowance against unredeemed capital expenditure and net operating losses to the extent that there is sufficient future taxable income. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.
[2]	The $116.1 million (fiscal year ended December 31, 2011: $199.0 million, six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $23.8 million (fiscal year ended December 31, 2011: $24.5 million, six months ended December 31, 2010: $11.6 million) share-based-compensation, $nil million (fiscal year ended December 31, 2011: $nil million, six months ended December 31, 2010: $128.0 million) empowerment transaction costs and $74.4 million (fiscal year ended December 31, 2011: $92.8 million, six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs. There are no other individually significant amounts included in this line item.
[3]	The classification of royalty expense at the Group's operations requires judgement, particularly at the Groups' South African and Ghanian operations, where the percentages to be applied in calculating royalties are influenced by the expenses incurred in generating those product sales (and therefore the profitability of the operations). In light of the continued increase in royalties at the Group's international operations, and the fact that changes to the calculation of royalties in Ghana, representing the largest component of consolidated royalty expense, changed to a predetermined 5% of product sales (regardless of the operating margin), Gold Fields changed the classification of royalty expense in its consolidated financial statements from a component of "income and mining taxes" to "other expenses" in its consolidated statements of operations starting with the six months ended December 31, 2010. Given the change in circumstances, Gold Fields considered it appropriate to change the presentation on a prospective basis.